Description Of Business	12 Months Ended
Sep. 30, 2018
Description Of Business [Abstract]
Description Of Business

NOTE 1 - DESCRIPTION OF BUSINESS

On July 13, 2018, the Company completed the planned Spectrum Merger. Prior to the Spectrum Merger, SBH was a holding company, doing business as HRG Group, Inc. (“HRG”) and conducting its operations principally through its majority owned subsidiary. Effective as of the date of the Spectrum Merger, management of the organization was assumed by its majority owned subsidiaries, Spectrum Brands Holdings, Inc. (subsequently renamed Spectrum Brands Legacy, Inc.) (“Spectrum”); resulting in HRG changing its name to SBH and changing the ticker symbol for its common stock traded on the New York Stock Exchange (“NYSE”) from the symbol “HRG” to “SPB”.  See Note 4 – Acquisitions for more information pertaining to the Spectrum Merger.

Prior to the Spectrum Merger, the reportable segments consisted of (i) Consumer Products, which represented HRG’s 62.0% controlling interest in Spectrum, and (ii) Corporate and Other, which presented the holding company at HRG and other subsidiaries of HRG.  Effective the date of the merger, the manner in which management views its business activities changed to reflect the reporting segments of Spectrum.  See Note 19 – Segment Information for further discussion.

The Company is a diversified global branded consumer products company.  We manage the businesses in vertically integrated, product-focused segments: (i) Hardware & Home Improvement (“HHI”), (ii) Home and Personal Care (“HPC”), (iii) Pet Supplies (“PET”), and (iv) Home and Garden (“H&G”).  The Company manufactures, markets and/or distributes its products globally in the North America (“NA”), Europe, Middle East & Africa (“EMEA”), Latin America (“LATAM”) and Asia-Pacific (“APAC”) regions through a variety of trade channels, including retailers, wholesalers and distributors, and construction companies. We enjoy strong name recognition in our regions under our various brands and patented technologies across multiple product categories.  Global and geographic strategic initiatives and financial objectives are determined at the corporate level.  Each segment is responsible for implementing defined strategic initiatives and achieving certain financial objectives and has a president or general manager responsible for sales and marketing initiatives and the financial results for all product lines within that segment. See Note 19 – Segment Information for more information pertaining to segments of continuing operations.  The following is an overview of the consolidated business, by segment, summarizing product types, brands and regions:

Segment	Products	Brands
HHI

Residential Locksets: Residential locksets and door hardware including knobs, levers, deadbolts, handlesets, and electronic and connected keyless entry locks for residential and commercial applications.
Plumbing & Accessories: Kitchen, bath and shower faucets and plumbing products.
Builders' Hardware: Hinges, metal shapes, security hardware, wire goods, track and sliding door hardware, screen and storm door products, garage door hardware, gate hardware, window hardware and floor protection.

Residential Locksets: Kwikset®, Weiser®, Baldwin®, EZSET®, and Tell Manufacturing® Plumbing & Accessories: Pfister® Builders' Hardware: National Hardware®, FANAL®, Stanley® and Black and Decker®
HPC

Home Appliances: Small kitchen appliances including toaster ovens, coffeemakers, slow cookers, blenders, hand mixers, grills, food processors, juicers, toasters, breadmakers, and irons.
Personal Care: Hair dryers, flat irons and straighteners, rotary and foil electric shavers, personal groomers, mustache and beard trimmers, body groomers, nose and ear trimmers, women's shavers, haircut kits and intense pulsed light hair removal systems.

Home Appliances: Black & Decker®, Russell Hobbs®, George Foreman®, Toastmaster®, Juiceman®, Farberware®, and Breadman® Personal Care: Remington®
PET

Companion Animal: Rawhide chews, dog and cat clean-up, training, health and grooming products, small animal food and care products, rawhide-free dog treats, and wet and dry pet food for dogs and cats.
Aquatics: Consumer and commercial aquarium kits, stand-alone tanks; aquatics equipment such as filtration systems, heaters and pumps; and aquatics consumables such as fish food, water management and care

Companion Animal: 8IN1® (8-in-1), Dingo®, Nature's Miracle®, Wild Harvest™, Littermaid®, Jungle®, Excel®, FURminator®, IAMS® (Europe only), Eukanuba® (Europe only), Healthy-Hide®, DreamBone®, SmartBones®, GloFish®, ProSense®, Perfect Coat®, eCOTRITION®, Birdola® and Digest-eeze®.
Aquatics: Tetra®, Marineland®, Whisper® and Instant Ocean®.

H&G

Household: Household pest control solutions such as spider and scorpion killers; ant and roach killers; flying insect killers; insect foggers; wasp and hornet killers; and bedbug, flea and tick control products.
Controls: Outdoor insect and weed control solutions, and animal repellents such as aerosols, granules, and ready-to-use sprays or hose-end ready-to-sprays.
Repellents: Personal use pesticides and insect repellent products, including aerosols, lotions, pump sprays and wipes, yard sprays and citronella candles.

Household: Hot Shot®, Black Flag®, Real-Kill®, Ultra Kill®, The Ant Trap® (TAT), and Rid-A-Bug®. Controls: Spectracide®, Garden Safe®, Liquid Fence®, and EcoLogic®. Repellents: Cutter® and Repel®.

Subsequent to the year ended September 30, 2018, the Company sold its Global Batteries and Lighting (“GBL”) business and Global Auto Care (“GAC”) business to Energizer Holdings, Inc. (“Energizer”) on January 2, 2019 and January 28, 2019, respectively.  As a result, the Company’s assets and liabilities associated with GBL and GAC have been classified as held for sale in the accompanying Consolidated Statements of Financial Position and the respective operations have been classified as discontinued operations in the accompanying Consolidated Statement of Income and Statements of Cash Flows.  Additionally, the Company had previously recognized its HPC business as held for sale as of September 30, 2018 and subsequently ceased its plan to market and sell the HPC business and retain as part of the Company’s continuing operations.  See Note 3 – Divestitures for more information on the GBL and GAC assets and liabilities classified as held for sale and discontinued operations and change in presentation for the HPC business.  Accordingly, the notes to the consolidated financial statements have been updated to exclude information pertaining to discontinued operations and reflect the only continuing operations of the Company, which includes updates to Note 1 – Description of Business,  Note 2 – Significant Accounting Policies and Practices, Note 4 – Acquisitions, Note 5 – Restructuring, Note 6 – Fair Value of Financial Instruments, Note 7 – Receivables, Note 8 –Inventory, Note 9 – Property, Plant and Equipment, Note 10 – Goodwill and Intangible Assets; Note 11 – Debt, Note 12 – Leases, Note 13 – Derivatives, Note 14 – Employee Benefit Plans, Note 15 – Income Taxes, Note 17 – Share Based Compensation, Note 18 – Commitments and Contingencies, Note 19 – Segment Information, Note 20 – Earnings Per Share – SBH , Note 21 – Guarantor Statements – SB/RH, and Note 22 – Quarterly Results (Unaudited).

NOTE 1 - DESCRIPTION OF BUSINESS (continued)

SB/RH Holdings, LLC

SB/RH is a wholly owned subsidiary of Spectrum and ultimately, SBH. Spectrum Brands, Inc., a wholly-owned subsidiary of SB/RH (“SBI”) incurred certain debt guaranteed by SB/RH and domestic subsidiaries of SBI.  See Note 11 - Debt for more information pertaining to debt.  The reportable segments of SB/RH are consistent with the segments of SBH.

HRG – Insurance Operations

On November 30, 2017, Fidelity & Guaranty Life (“FGL”), a former majority owned subsidiary of HRG, completed its merger (the “FGL Merger”) with CF Corporation and its related entities (collectively, the “CF Entities”) in accordance with its previously disclosed Agreement and Plan of Merger (the “FGL Merger Agreement”).  In addition, pursuant to a share purchase agreement, on November 30, 2017, Front Street Re (Delaware) Ltd., a wholly-owned subsidiary of HRG, sold to the CF Entities (such sale, the “Front Street Sale”) all of the issued and outstanding shares of its former wholly-owned subsidiaries, Front Street Re Cayman Ltd. and Front Street Re Ltd (collectively, “Front Street”, and together with FGL, the “Insurance Operations”). Pursuant to the share purchase agreement, on December 5, 2017, the Company repaid the $92.0 million of notes (such notes, the “HGI Energy Notes”) issued by HGI Energy, which were held directly and indirectly by Front Street and FGL. As a result of the completion of the FGL Merger and the Front Street Sale, HRG no longer has any equity interest in FGL or Front Street and HRG’s former Insurance Operations business is presented as discontinued operations for prior periods. HRG deconsolidated FGL and Front Street as of November 30, 2017.  See Note 3 – Divestitures for more information pertaining to the disposition of HRG’s former Insurance Operations business.

HRG - Salus

HRG, through its subsidiary, Salus, used a VIE for securitization activities, in which Salus transferred whole loans into a trust or other vehicle such that the assets were legally isolated from the creditors of Salus. Assets held in a trust could only be used to settle obligations of the trust.  The creditors of these trusts typically had no recourse to Salus except in accordance with the obligations under standard representations and warranties.  When Salus is the servicer of whole loans held in a securitization trust, Salus had the power to direct the most significant activities of the trust.  Salus consolidated a whole-loan securitization trust if it had the power to direct the most significant activities and also held securities issued by the trust or had other contractual arrangements, other than standard representations and warranties that could have been significant to the trust.